OTHER CURRENT FINANCIAL ASSETS - NET - Breakdown of other current financial assets by related parties and third parties (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 653		Rp 342
Escrow accounts	413		64
Mutual funds	281		78
Others	2		9
Total other current financial assets	1,349	$ 87	493
Allowance for expected credit losses
OTHER CURRENT FINANCIAL ASSETS
Total other current financial assets	0		0
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	383		43
Rupiah | Other (each below Rp100 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	18		18
Mutual funds	81		78
Others	0		9
United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts	30	2	21	$ 1
United States Dollar | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	102	7
United States Dollar | PT Bank UOB Indonesia ("UOB")
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	182	12	44	3
United States Dollar | Other (each below Rp100 billion)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	32	2	29	2
Others	2	0
Malaysian ringgit | Other (each below Rp100 billion)
OTHER CURRENT FINANCIAL ASSETS
Others	0	0
BSI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	100
Bank Mandiri | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	10		160
Bank Mandiri | United States Dollar
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	79	$ 5	71	$ 5
PT Henan Putihrai Asset Management ("HPAM") | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Mutual funds	200
Others related entities | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits	Rp 130		Rp 20